Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Taxes

Note 14 — Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, WiMi Cayman, VIWO Cayman, MicroAlgo and VIYI are not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

WiMi HK, Micro Beauty, VIDA, VIYI Ltd, VIWO(HK) and Viwo Tech are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, WiMi HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Seychelles

Skystar is incorporated in Seychelles and is not subject to tax on income generated outside of Seychelles under the current law. In addition, upon payments of dividends by these entities to their shareholders, no withholding tax will be imposed.

Singapore

Fe-da Electronics and Weeto are incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately RMB 49,000) taxable income and 50% of the next SGD 190,000 (approximately RMB 937,000) taxable income are exempted from income tax.

PRC

The subsidiaries and VIE incorporated in the PRC are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

Shenzhen Qianhai was formed and registered in Qianhai District in Guangdong Provence, China in 2015. It is subject to income tax at a reduced rate of 15% due to the local tax policies to attract companies in various industries.

Lixin Technology and Weidong were formed and registered in the free tax zone in Hainan Provence, China in 2020. These companies are subject to income tax at a reduced rate of 15% due to the local tax policies to attract companies in various industries.

Significant components of the benefit of (provision for) income taxes are as follows:

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Current	(140,037)	(6,014,447)	(7,334,225)	(1,043,453)
Deferred	2,666,910	(547,502)	2,740	390
Income tax credit (expense)	2,526,873	(6,561,949)	(7,331,485)	(1,043,063)

The following table reconciles China statutory rates to the Company’s effective tax rate:

	For the	For the	For the
	year ended	year ended	year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate in China	(20.0)%	(6.9)%	(4.2)%
Tax rate difference outside China (1)	(16.8)%	(10.7)%	(23.8)%
Change in valuation allowance	(5.0)%	(3.9)%	(2.9)%
Tax effect of true up to tax return	-%	0.4%	-%
Permanent difference	17.2%	2.0%	8.0%
Effective tax rate	0.4%	6.0%	2.1%

(1)	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.

Deferred tax assets

Significant components of deferred tax assets were as follows:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
Deferred tax assets:
Allowance for expected credit loss	440,346	443,086	63,039
Less: valuation allowance	-	-	-
Deferred tax assets, net	440,346	443,086	63,039

The Company evaluated the recoverable amounts of deferred tax assets and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weigh to the relative impact of the evidence to the extent it could be objectively verified.

The Company’s cumulative net operating loss (“NOL”) was RMB 554,663,712 (USD 78,913,003) as of December 31, 2025.

The Company recognized deferred tax liabilities related to the excess of the intangible assets reporting basis over its income tax basis as a result of fair value adjustment from acquisitions in 2015. The deferred tax liabilities will reverse as the intangible assets are amortized for financial statement reporting purposes.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2023, 2024 and 2025 and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.

Value added taxes (“VAT”) and goods and services taxes (“GST”)

Revenue represents the invoiced value of service, net of VAT or GST. The VAT and GST are based on gross sales price. VAT rate is 6% on services and 13% on goods in China, and GST rate is generally 9% in Singapore.

Taxes payable consisted of the following:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
VAT taxes payable	514,344	439,126	62,475
Income taxes payable	10,133,811	17,323,701	2,464,674
Other taxes payable	4,214,654	904,411	128,673
Total	14,862,809	18,667,238	2,655,822